Equity Method Investments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Carrying amount		$ 6,533	$ 3,302
Holding		100.00%
Ganzin Technology Corp.
Statement [line items]
Principal Activities		Eye tracking chip and module
Place of Incorporation and Operation		Taipei, Taiwan
Holding		35.72%	42.01%
Iris Optronics Co Ltd
Statement [line items]
Principal Activities		E-paper manufacturing and sales
Place of Incorporation and Operation		Tainan, Taiwan
Carrying amount		$ 315	$ 174
Holding		4.93%	6.25%
Viewsil Microelectronics (Kunshan) Limited
Statement [line items]
Principal Activities		IC design and sales
Place of Incorporation and Operation		Kunshan, China
Carrying amount		$ 2,635	$ 2,671
Holding		49.00%	49.00%
Guangzhou Pixtalks Information Technology Co Ltd
Statement [line items]
Principal Activities		3D structured light module
Place of Incorporation and Operation		Guangzhou, China
Carrying amount		$ 285	$ 457
Holding		29.50%	22.50%
Prilit Optronics, Inc
Statement [line items]
Principal Activities		LCD panel components manufacturing
Place of Incorporation and Operation		Tainan, Taiwan
Carrying amount		$ 3,298
Holding		15.00%
Original investment amount	$ 3,264